Debt (Details) - Schedule of convertible notes outstanding $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of convertible notes outstanding [Abstract]
2016	$ 17,243
2017	13,410
2018	8,911
2019	17,547
2020	1,611
2021	20,000
Total	$ 78,722